Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment
Property, plant and equipment, excluding Construction in progress, gross	$ 718,052	$ 660,111
Accumulated depreciation	(381,833)	(337,036)
Property, plant and equipment, excluding Construction in progress, net	336,219	323,075
Construction in Progress, Gross	59,080	46,612
Property, plant and equipment, net	395,299	369,687
Land
Property, Plant and Equipment
Property, plant and equipment, gross	40,810	41,107
Building and Improvements
Property, Plant and Equipment
Property, plant and equipment, gross	183,068	170,052
Machinery, Equipment and Other
Property, Plant and Equipment
Property, plant and equipment, gross	416,814	380,785
Containers
Property, Plant and Equipment
Property, plant and equipment, gross	13,404	8,992
Cultivations
Property, Plant and Equipment
Property, plant and equipment, gross	$ 63,956	$ 59,175